Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 267,784		$ 43,856
Accounts receivable, net of allowance for doubtful accounts of zero and $13,638 December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively	5,210,300		259,619
Inventories	4,544,441		196,220
Prepaid expenses and other current assets	488,348		26,264
Total current assets	10,510,873		525,959
Property and equipment, net of accumulated depreciation of $10,215 and $36,541, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively	7,345,982		66,336
Goodwill	9,524,041		389,014
Customer relationships, net of accumulated amortization of $62,500 and zero, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively	125,000		187,500
Total assets	27,505,896		1,168,809
CURRENT LIABILITIES:
Accounts payable			110,663
Factoring payable			110,663
Accounts payable, accrued expenses and other current liabilities	5,713,327		460,434
Current portion of notes payable	5,213,515
Total current liabilities	10,926,842		571,097
Convertible note payable, net of unamortized discount
Notes payable, net of unamortized discounts and current portion	9,959,981		78,931
Note payable and capital leases, less current portion, net of unamortized discounts of $121,069 and zero
Related party debt, net of unamortized discount of $36,331 and zero	28,953		23,669
Total liabilities	20,915,776		673,697
COMMITMENTS AND CONTINGENCIES (Note 8)
STOCKHOLDERS' EQUITY:
Common Stock, value	21,900		15,436
Additional paid-in capital	12,021,177		3,811,049
Accumulated deficit	(5,453,492)		(3,331,878)
Total stockholders' equity	6,590,120		495,112
Total liabilities and stockholders' equity	27,505,896		1,168,809
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	250		250
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	285		255
Xing Group [Member]
CURRENT ASSETS:
Cash		$ 400	400	$ 246,593
Accounts receivable, net of allowance for doubtful accounts of zero and $13,638 December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively		4,878,533	3,095,621	3,178,752
Inventories		4,847,417	4,150,443	4,338,951
Prepaid expenses and other current assets		190,798	131,793	58,564
Total current assets		9,917,148	7,378,257	7,822,860
Property and equipment, net of accumulated depreciation of $10,215 and $36,541, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively		3,956,053	4,034,876	3,832,753
Deposits		1,750	1,750	1,750
Total assets		13,874,951	11,414,883	11,657,363
CURRENT LIABILITIES:
Accounts payable		4,460,688	1,915,195	2,482,802
Current portion of capital lease obligations		48,540	129,155	63,193
Due to related parties		9,775,000	4,650,000	4,150,000
Line of credit		14,220,000	19,470,000	20,470,000
Current portion of notes payable		90,022	100,019	103,724
Total current liabilities		28,594,250	26,264,369	27,269,719
Notes payable, net of unamortized discounts and current portion		2,098,490	2,129,493	2,205,318
Capital lease obligation, net of current portion		80,398	66,387
Total liabilities		30,773,138	28,460,249	29,475,037
STOCKHOLDERS' EQUITY:
Members' equity, no par value, 40,000,000 shares authorized; 1,366,042 shares issued and outstanding		(16,898,187)	(17,045,366)	(17,817,674)
Total liabilities and stockholders' equity		$ 13,874,951	11,414,883	11,657,363
Successor [Member]
CURRENT ASSETS:
Cash	$ 267,784		43,856
Accounts receivable, net of allowance for doubtful accounts of zero and $13,638 December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively			259,619
Inventories			196,220
Prepaid expenses and other current assets			26,264
Total current assets			525,959
Property and equipment, net of accumulated depreciation of $10,215 and $36,541, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively			66,336
Goodwill			389,014
Customer relationships, net of accumulated amortization of $62,500 and zero, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively			187,500
Total assets			1,168,809
CURRENT LIABILITIES:
Accounts payable			282,845
Current portion of notes payable and capital leases, net of unamortized discounts
Convertible notes payable to related parties
Factoring payable			110,663
Accounts payable, accrued expenses and other current liabilities			177,589
Reserve for legal settlement
Total current liabilities			571,097
Notes payable, net of unamortized discounts and current portion
Note payable and capital leases, less current portion, net of unamortized discounts of $121,069 and zero			78,931
Related party debt, net of unamortized discount of $36,331 and zero			23,669
Total liabilities			673,697
COMMITMENTS AND CONTINGENCIES (Note 8)
STOCKHOLDERS' EQUITY:
Common Stock, value			15,436
Members' equity, no par value, 40,000,000 shares authorized; 1,366,042 shares issued and outstanding
Additional paid-in capital			3,811,049
Accumulated deficit			(3,331,878)
Total stockholders' equity			495,112
Total liabilities and stockholders' equity			1,168,809
Successor [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value			250
Successor [Member] | Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value			255
Successor [Member] | Series A Preferred Stock No Par Value [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Predecessor [Member]
CURRENT ASSETS:
Cash				125,312
Accounts receivable, net of allowance for doubtful accounts of zero and $13,638 December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively				254,705
Inventories				286,070
Prepaid expenses and other current assets				13,865
Total current assets				679,952
Property and equipment, net of accumulated depreciation of $10,215 and $36,541, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively				65,453
Goodwill
Customer relationships, net of accumulated amortization of $62,500 and zero, December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively
Total assets				745,405
CURRENT LIABILITIES:
Accounts payable				616,719
Current portion of notes payable and capital leases, net of unamortized discounts				3,689
Convertible notes payable to related parties				120,000
Factoring payable
Accounts payable, accrued expenses and other current liabilities				106,899
Reserve for legal settlement				342,924
Total current liabilities				1,190,231
Note payable and capital leases, less current portion, net of unamortized discounts of $121,069 and zero
Related party debt, net of unamortized discount of $36,331 and zero
Total liabilities				1,190,231
COMMITMENTS AND CONTINGENCIES (Note 8)
STOCKHOLDERS' EQUITY:
Common Stock, value
Members' equity, no par value, 40,000,000 shares authorized; 1,366,042 shares issued and outstanding				(35,000)
Additional paid-in capital				126,328
Accumulated deficit				(4,863,782)
Total stockholders' equity				(444,826)
Total liabilities and stockholders' equity				745,405
Predecessor [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Predecessor [Member] | Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Predecessor [Member] | Series A Preferred Stock No Par Value [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value				$ 4,327,628